Financial Instruments	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments
Note 12: Financial Instruments
Financial assets and liabilities
Financial assets and liabilities in the consolidated statement of financial position were as follows:

June 30, 2023	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total
Cash and cash equivalents	313	2,545	-	-	2,858
Trade and other receivables	1,000	-	-	-	1,000
Other financial assets - current	12	92	-	-	104
Other financial assets - non-current	20	263	103	62	448
Current indebtedness	(2,440)	-	-	-	(2,440)
Trade payables (see note 14)	(161)	-	-	-	(161)
Accruals (see note 14)	(617)	-	-	-	(617)
Other financial liabilities - current (1)	(60)	(64)	-	-	(124)
Long-term indebtedness	(3,141)	-	-	-	(3,141)
Other financial liabilities - non current (2)	(199)	(3)	-	-	(202)
Total	(5,273)	2,833	103	62	(2,275)

December 31, 2022	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total
Cash and cash equivalents	820	249	-	-	1,069
Trade and other receivables	1,069	-	-	-	1,069
Other financial assets - current	13	191	-	-	204
Other financial assets - non-current	24	400	61	42	527
Current indebtedness	(1,647)	-	-	-	(1,647)
Trade payables (see note 14)	(237)	-	-	-	(237)
Accruals (see note 14)	(834)	-	-	-	(834)
Other financial liabilities - current (1)(3)	(781)	(31)	-	-	(812)
Long-term indebtedness	(3,114)	-	-	-	(3,114)
Other financial liabilities - non current (2)	(204)	(29)	-	-	(233)
Total	(4,891)	780	61	42	(4,008)

(1)	Includes lease liabilities of $53 million (2022 - $56 million).
(2)	Includes lease liabilities of $177 million (2022 - $179 million).
(3)
Includes a commitment to repurchase up to $718 million of shares related to the Company’s automatic share repurchase plan with its broker to repurhcase the Company’s shares during its internal trading blackout period. See note 16.

Cash and cash equivalents
Of total cash and cash equivalents, $93 million and $81 million as of June 30, 2023 and December 31, 2022, respectively, were held in subsidiaries which have regulatory restrictions, contractual restrictions or operate in countries where exchange controls and other legal restrictions apply and were therefore not available for general use by the Company.
Commercial paper program
The Company’s $2.0 billion commercial paper program provides cost effective and flexible short-term funding. The carrying amount of outstanding commercial paper of $1,840 million is included in “Current indebtedness” within the consolidated statement of financial position as of June 30, 2023 (December 31, 2022 – $1,048 million).

Credit facility
The Company has a $2.0 billion syndicated credit facility agreement which matures in November 2027 and may be used to provide liquidity for general corporate purposes (including acquisitions or support for its commercial paper program). There were no outstanding borrowings under the credit facility as of June 30, 2023 and December 31, 2022. Based on the Company’s current credit ratings, the cost of borrowing under the facility is priced at the Term Secure
d
Overnight Financing Rate (“SOFR”)/Euro Interbank Offered Rate (“EURiBOR”)/Simple Sterling Overnight Index Average (“SONIA”) plus 102.5 basis points. The Company has the option to request an increase, subject to approval by applicable lenders, in the lenders’ commitments in an aggregate amount of $600 million for a maximum credit facility commitment of $2.6 billion.
The Company guarantees borrowings by its subsidiaries under the credit facility. The Company must also maintain a ratio of net debt as defined in the credit agreement (total debt after swaps less cash and cash equivalents) as of the last day of each fiscal quarter to EBITDA as defined in the credit agreement (earnings before interest, income taxes, depreciation and amortization and other modifications described in the credit agreement) for the last four quarters ended of not more than 4.5:1. If the Company were to complete an acquisition with a purchase price of over $500 million, the Company may elect, subject to notification, to temporarily increase the ratio of net debt to EBITDA to 5.0:1 at the end of the quarter within which the transaction closed and for each of the three immediately following fiscal quarters. At the end of that period, the ratio would revert to 4.5:1. As of June 30, 2023, the Company was in compliance with this covenant as its ratio of net debt to EBITDA, as calculated under the terms of its syndicated credit facility, was 1.1:1.
Foreign exchange contracts

The Company has entered into foreign exchange contracts that are intended to reduce foreign currency risk related to a portion of its indirect investment in LSEG, which is denominated in British pounds sterling. On June 7, 2023, the Company settled foreign exchange contracts with a notional amount of
£1.2 billion ($1.6 billion) for net proceeds of $28 million in conjunction with the sale of 15.3 million of LSEG shares. On March 23, 2023, the Company settled foreign exchange contracts with a notional amount of £1.0 billion ($1.3 billion) for net proceeds of $96 million in conjunction with the sale of 13.6 million of LSEG shares. As of June 30, 2023, the Company had remaining foreign exchange contracts with a notional amount of £1.7 billion ($2.2 billion) outstanding. In the three and six months ended June 30, 2023, losses of $66 million and $135 million (2022 – gains of $242 million and $320 million), respectively
,
were reported within “Other finance (costs) income” in the consolidated income statement (see note 8) due to fluctuations in the U.S. dollar – British pounds sterling exchange rate. These instruments are not related to changes in the LSEG share price. The Company records the foreign exchange contracts at fair value each reporting period. The associated net fair value of these contracts was an asset of $49 million (December 31, 2022 asset of $309 million) and were recorded within other financial assets and liabilities, current or long-term as appropriate, in the consolidated statement of financial position. As of June 30, 2023, the Company’s interest in LSEG shares had a market value of approximately $3.4 billion, based on LSEG’s share price on that day (December 31, 2022 - $6.2 billion).
Fair Value
The fair values of cash and cash equivalents, trade and other receivables, trade payables and accruals approximate their carrying amounts because of the short-term maturity of these instruments. The fair value of long-term debt and related derivative instruments is set forth below.
Debt and Related Derivative Instruments
Carrying Amounts
Amounts recorded in the consolidated statement of financial position are referred to as “carrying amounts”. The carrying amounts of primary debt are reflected in “Current indebtedness” or “Long-term indebtedness” and the carrying amounts of derivative instruments are included in “Other financial assets” and “Other financial liabilities”, current or non-current,
in the consolidated statement of financial position, as appropriate.
Fair Value
The fair value of debt is estimated based on either quoted market prices for similar issues or current rates offered to the Company for debt of the same maturity. The fair value of interest rate swaps is estimated based upon discounted cash flows using applicable current market rates and considering non-performance
risk.
The following is a summary of debt and related derivative instruments that hedged the cash flows of debt:

	Carrying Amount		Fair Value
June 30, 2023	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset)
Commercial paper	1,840	-	1,844	-
C$1,400, 2.239% Notes, due 2025	1,056	(62)	998	(62)
$600, 4.30% Notes, due 2023	600	-	597	-
$450, 3.85% Notes, due 2024 (1)	241	-	235	-
$500, 3.35% Notes, due 2026	498	-	474	-
$350, 4.50% Notes, due 2043 (1)	116	-	89	-
$350, 5.65% Notes, due 2043	342	-	323	-
$400, 5.50% Debentures, due 2035	396	-	377	-
$500, 5.85% Debentures, due 2040	492	-	480	-
Total	5,581	(62)	5,417	(62)
Current portion	2,440	-
Long-term portion	3,141	(62)

	Carrying Amount		Fair Value
December 31, 2022	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset)
Commercial paper	1,048	-	1,050	-
C$1,400, 2.239% Notes, due 2025	1,030	(42)	972	(42)
$600, 4.30% Notes, due 2023	599	-	594	-
$450, 3.85% Notes, due 2024 (1)	241	-	235	-
$500, 3.35% Notes, due 2026	497	-	473	-
$350, 4.50% Notes, due 2043 (1)	116	-	89	-
$350, 5.65% Notes, due 2043	342	-	324	-
$400, 5.50% Debentures, due 2035	396	-	379	-
$500, 5.85% Debentures, due 2040	492	-	482	-
Total	4,761	(42)	4,598	(42)
Current portion	1,647	-
Long-term portion	3,114	(42)

(1)	Notes were partially redeemed in October 2018.
Fair value estimation
The following fair value measurement hierarchy is used for financial instruments that are measured in the consolidated statement of financial position at fair value:

●	Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;
●	Level 2 - inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and
●	Level 3 - inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

June 30, 2023				Total

Assets	Level 1	Level 2	Level 3	Balance

Money market accounts	-	2,545	-	2,545

Other receivables (1)	-	-	263	263

Foreign exchange contracts (2)	-	92	-	92

Financial assets at fair value through earnings	-	2,637	263	2,900

Financial assets at fair value through other comprehensive income (3)	27	-	76	103

Derivatives used for hedging (4)	-	62	-	62

Total assets	27	2,699	339	3,065

Liabilities

Foreign exchange contracts (2)	-	(43)	-	(43)

Contingent consideration (5)	-	-	(24)	(24)

Financial liabilities at fair value through earnings	-	(43)	(24)	(67)

Total liabilities	-	(43)	(24)	(67)

December 31, 2022				Total

Assets	Level 1	Level 2	Level 3	Balance

Money market accounts	-	249	-	249

Other receivables (1)	-	-	245	245

Foreign exchange contracts (2)	-	346	-	346

Financial assets at fair value through earnings	-	595	245	840

Financial assets at fair value through other comprehensive income (3)	19	-	42	61

Derivatives used for hedging (4)	-	42	-	42

Total assets	19	637	287	943

Liabilities

Foreign exchange contracts (2)	-	(37)	-	(37)

Contingent consideration (5)	-	-	(23)	(23)

Financial liabilities at fair value through earnings	-	(37)	(23)	(60)

Total liabilities	-	(37)	(23)	(60)

(1)	Receivables under indemnification arrangement (see note 19).
(2)	Relates to the management of foreign exchange risk on a portion of the Company’s indirect investment in LSEG.
(3)	Investments in entities over which the Company does not have control, joint control or significant influence.
(4)	Comprised of fixed-to-fixed cross-currency swaps on indebtedness.
(5)	Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase.
The receivable from the indemnification arrangement is a level 3 in the fair value measurement hierarchy. The increase in the receivable between December 31, 2022 and June 30, 2023 primarily reflected fair value gains based on interest rates associated with the indemnifying party’s credit profile and foreign exchange gains, which are included within “Earnings (loss) from discontinued operations, net of tax”, in the consolidated income statement.
The Company recognizes transfers into and out of the fair value measurement hierarchy levels at the end of the reporting period in which the event or change in circumstances that caused the transfer occurred. There were no transfers between hierarchy levels for the six months ended June 30,
2023.
Valuation Techniques
The fair value of financial instruments that are not traded in an active market (for example, over-the-counter
derivatives) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2. If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.
Specific valuation techniques used to value financial instruments include:

●	Quoted market prices or dealer quotes for similar instruments;
●	The fair value of cross-currency interest rate swaps and foreign exchange contracts are calculated as the present value of the estimated future cash flows based on observable yield curves;
●	The fair value of other receivables considers estimated future cash flows, current market interest rates and non-performance risk; and
●	The fair value of contingent consideration is calculated based on estimates of future revenue performance.